DERIVATIVE FINANCIAL INSTRUMENTS - Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
DERIVATIVE FINANCIAL INSTRUMENTS
Expense generated by derivative financial instruments	$ 713,616